Subordinated Notes and Debentures	12 Months Ended
Oct. 31, 2025
Subordinated Notes and Debentures [Abstract]
Subordinated Notes and Debenture
NOTE 18: SUBORDINATED NOTES AND DEBENTURES
Subordinated notes and debentures are

direct unsecured obligations of the Bank

or its subsidiaries and are subordinated in

right of payment to the claims of
depositors and certain other creditors. Redemptions,

cancellations, exchanges, and modifications

of subordinated debentures qualifying

as regulatory capital are
subject to the consent and approval of OSFI.
Subordinated Notes and Debentures 1
(millions of Canadian dollars, except

as noted)
As at
Earliest par
Interest Reset redemption October 31 October 31
Maturity date rate (%)
2
spread (%) date 2025 2024
May 26, 2025
3
9.150 n/a – $ – $ 200
April 22, 2030 4 3.105 n/a April 22, 2025 – 2,989
March 4, 2031 4.859 3.490 5 March 4, 2026 1,252 1,257
September 15, 2031 3.625 2.205
6
September 15, 2026 1,997 2,045
January 26, 2032 3.060 1.330
7
January 26, 2027 1,715 1,637
April 9, 2034 5.177 1.530 7 April 9, 2029 1,820 1,803
September 10, 2034 5.146 1.500 8 September 10, 2029 1,396 1,359
October 30, 2034 1.601 1.032 9 October 30, 2029 181 183
January 23, 2036 4.030 1.500
6
January 23, 2031 1,209 –
February 1, 2035 4.231 1.540
7
February 1, 2030 1,009 –
September 25, 2035 2.058 0.970 10 September 25, 2030 127 –
July 23, 2040 5.930 1.870 11 July 23, 2035 27 –
Total $ 10,733 $ 11,473
1
The outstanding subordinated notes and debentures include non-viability contingent capital (NVCC) provisions and qualify as regulatory capital under OSFI’s Capital Adequacy
Requirements (CAR) guideline. Refer to Note 19 for further details.
2
Interest rate is for the period to but excluding the earliest par redemption date and, thereafter,

if not otherwise redeemed, it will be reset at the applicable reset rate.
3
On May 26, 2025, this note matured and all of the accrued interest and outstanding principal was repaid in full.
4

On April 22, 2025, the Bank redeemed all of its outstanding $
3

billion
3.105 % medium-term notes due April 22, 2030, at a redemption price of 100 per cent of the principal amount, plus
accrued and unpaid interest to, but excluding, the redemption date.
5
To be reset at a rate to be determined

with consent of the noteholders as the CORRA-based rate and spread considered to be reasonably equivalent to the of
3-month bankers’
acceptance rate

(as such term is defined in the applicable offering document) plus the reset spread noted.
6
To be reset at a rate of 5-year Mid-Swap Rate

plus the reset spread noted.
7
To be reset at Daily Compounded

Canadian Overnight Repo Rate Average plus the reset spread noted.
8 To be reset at the prevailing 5-year U.S. Treasury Rate

plus the reset spread noted.
9
To be reset at the Japanese

government bond yield plus the reset spread noted.
10 To be reset at the 5-year Tokyo Overnight Average Rate

mid-swap rate plus the reset spread noted.
11 To be reset at the 3-month Bank Bill Swap Rate

plus the reset spread noted.